Equity Incentive Plans - Summary of Option and Restricted Stock Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares subject to outstanding options, Beginning balance	15,157,930
Shares subject to outstanding options, Options granted	4,071,846
Shares subject to outstanding, Forfeited	(367,675)
Shares subject to outstanding, Exercised	(1,379,658)
Shares subject to outstanding, Ending balance	17,482,443	15,157,930
Weighted Average Exercise Price per Share, Options granted	$ 9.15
2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning balance	6,827,996	4,785,499	3,423,473
Shares available for grant, Authorized		6,000,000
Shares available for grant, Options granted		(4,764,625)	(1,604,496)
Shares available for grant, RSUs forfeited			880,487
Shares available for grant, Forfeited		807,122	2,086,035
Shares available for grant, Exercised		0	0
Shares available for grant, Ending balance		6,827,996	4,785,499
Shares subject to outstanding options, Beginning balance	14,893,253	11,568,555	12,985,266
Shares subject to outstanding options, Authorized		0	0
Shares subject to outstanding options, Options granted		4,764,625	1,604,496
Shares subject to outstanding, RSUs forfeited			(880,487)
Shares subject to outstanding, Forfeited		(807,122)	(2,086,035)
Shares subject to outstanding, Exercised		(632,805)	(54,685)
Shares subject to outstanding, Ending balance		14,893,253	11,568,555
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 4.59	$ 3.70	$ 3.46
Weighted average exercise price per share, Authorized		0	0
Weighted Average Exercise Price per Share, Options granted		6.55	6.27
Weighted average exercise price per share, RSUs forfeited			0
Weighted average exercise price per share, Forfeited		5.54	5.80
Weighted average exercise price per share, Exercise		1.85	1.73
Weighted average exercise price per share, Outstanding, Ending Balance		$ 4.59	$ 3.70
Aggregate intrinsic value, Outstanding		$ 39,864	$ 32,970	$ 37,138